Note 13 - Financial Instruments - Change in Fair Value of Derivative Instruments (Details) (Parentheticals)	Mar. 31, 2020	Mar. 31, 2019
Unrealized foreign exchange on 6.5% convertible bond [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.50%	6.50%